Financial instruments - Reconciliation of cash flows from financing activities to the changes in financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities from financing activities
Proceeds from issuance of loans	€ 900	€ 219,923
Repayment	(128,849)	(112,880)	€ (34,067)
Interest paid	(5,920)	(12,853)	(5,731)
Loans
Liabilities from financing activities
Balance at the beginning of year	437,058	329,851
Proceeds from issuance of loans	900	219,923
Repayment	(128,849)	(112,880)
Interest paid	(5,920)	(12,853)
Cash flow from financing activities	(133,869)	94,189
Reclassification	(21,700)
Interest expense	6,067	11,739
Change in accrued interest and other		1,279
Balance at the end of year	287,556	437,058	329,851
Lease obligations
Liabilities from financing activities
Balance at the beginning of year	189,140	176,823
Repayment	(24,124)	(22,446)
Cash flow from financing activities	(24,124)	(22,446)
Disposal of finance lease obligation	(27,604)	(4,086)
Foreign currency translation	6,027	(958)
Divestment of affiliates	(3,543)
Interest expense	4,727
Change in accrued interest and other		5,831
Issue of finance lease obligation	7,241	33,975
Balance at the end of year	€ 151,864	€ 189,140	€ 176,823